CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 16,015	$ 28,124	$ 25,794
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,856	6,488	2,254
Share-based compensation expense	25,237	17,535	7,049
Amortization of premium on marketable securities	382	275
Tax benefit related to share-based compensation		(1,466)	(3,808)
Deferred income taxes, net	5,856	(1,130)	(4,093)
Increase in trade receivables	(11,631)	(12,920)	(187)
Increase in prepaid expenses and other current and long-term assets	(3,278)	(1,485)	(1,183)
Increase (decrease) in trade payables	(1,288)	(177)	322
Increase in short-term and long-term deferred revenues	31,729	19,117	21,254
Increase in employees and payroll accruals	6,316	2,610	5,011
Increase (decrease) in accrued expenses and other current and long-term liabilities	3,226	(927)	6,353
Increase in accrued severance pay, net	317	266	394
Net cash provided by operating activities	80,737	56,310	59,160
Cash flows from investing activities:
Proceeds from short and long-term deposits			49,329
Investment in short and long-term deposits	(20,722)	(82,940)	(619)
Investment in marketable securities	(43,604)	(40,433)
Proceeds from maturities of marketable securities	17,355	4,307
Purchase of property and equipment	(6,757)	(2,795)	(2,066)
Payments for business acquisitions, net of cash acquired (Schedule A)	(41,329)		(53,656)
Net cash used in investing activities	(95,057)	(121,861)	(7,012)
Cash flows from financing activities:
Issuance of shares, net			52,575
Tax benefit related to share-based compensation		1,466	3,808
Proceeds from exercise of stock options	2,624	2,503	1,824
Net cash provided by financing activities	2,624	3,969	58,207
Increase (decrease) in cash and cash equivalents	(11,696)	(61,582)	110,355
Cash and cash equivalents at the beginning of the year	172,957	234,539	124,184
Cash and cash equivalents at the end of the year	161,261	172,957	234,539
Non-cash activities:
Purchase of property and equipment on credit	981	683	338
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	$ 3,371	$ 10,577	$ 4,760